Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024
Class of Stock [Line Items]
Beginning Balance, Shares	19,165,969	18,830,969
Balance as of beginning balance	$ 98,480	$ 96,774
Settlement of stock units (Shares)		335,000
Settlement of stock units		$ 1,706
Settlement of stock units and stock options, Shares	428,718
Settlement of stock units and stock options	$ 2,129
Ending Balance, Shares	19,594,687	19,165,969
Balance as of ending balance	$ 100,609	$ 98,480
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	11,447,999	11,112,999
Balance as of beginning balance	$ 40,725	$ 39,019
Settlement of stock units (Shares)		335,000
Settlement of stock units		$ 1,706
Settlement of stock units and stock options, Shares	428,718
Settlement of stock units and stock options	$ 2,129
Ending Balance, Shares	11,876,717	11,447,999
Balance as of ending balance	$ 42,854	$ 40,725
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Settlement of stock units (Shares)		0
Settlement of stock units		$ 0
Settlement of stock units and stock options, Shares	0
Settlement of stock units and stock options	$ 0
Ending Balance, Shares	7,717,970	7,717,970
Balance as of ending balance	$ 57,755	$ 57,755